Convertible Preferred Stock and Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 28, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			300,000,000	300,000,000
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
IPO
Shares issued		13,798,900
Share price		$ 18.00
Net proceeds		$ 227.5
Shares issued on stock conversion	26,803,777
Common stock, shares authorized	300,000,000